BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Vessels
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	30 years	30 years	40 years
Deferred drydocking expenditure
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	5 years
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	3 years